Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in RealD	$ 15,896	$ 13,707	$ 9,709
Interest Rate Swap | Current Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap liabilities	(5,299)	(5,503)	(9,979)
Interest Rate Swap | Long-Term Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap liabilities	(7,689)	(8,689)	(6,597)
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in RealD	15,896	13,707	9,709
Level 3 | Interest Rate Swap | Current Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap liabilities	(5,299)	(5,503)	(9,979)
Level 3 | Interest Rate Swap | Long-Term Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap liabilities	$ (7,689)	$ (8,689)	$ (6,597)